UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-23164
Investment Company Act file number:

USCA Fund Trust
 (Exact name of registrant as specified in charter)

4444 Westheimer, Suite G500
Houston, TX  77027
(Address of principal executive offices) (Zip code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
 (Name and address of agent for service)

(713) 366-0500
Registrant's telephone number, including area code

Date of fiscal year end:  September 30

Date of reporting period:    December 31, 2017

Item 1. Schedule of Investments.

USCA Shield Fund
Schedule of Investments
December 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 88.08%ab
Communications - 3.30%
AT&T Inc.	7,000	$272,160
Verizon Communications, Inc.	5,500	291,115
		563,275
Consumer Discretionary - 9.56%
Genuine Parts Company	2,000	190,020
Hasbro, Inc.	2,700	245,403
Lowe's Cos, Inc.	3,000	278,820
Macy's, Inc.	8,000	201,520
Newell Brands, Inc.	8,200	253,380
The Goodyear Tire & Rubber Company	8,000	258,480
Whirlpool Corporation	1,200	202,368
		1,629,991
Consumer Staples - 11.03%
CVS Health Corporation	3,900	282,750
Dollar General Corporation	1,000	93,010
Dr Pepper Snapple Group, Inc.	2,600	252,356
Hormel Foods Corp.	6,100	221,979
Target Corp.	4,100	267,525
The Procter & Gamble Company	2,800	257,264
Tyson Foods, Inc.	3,200	259,424
Walgreens Boots Alliance, Inc.	3,400	246,908
		1,881,216
Energy - 6.05%
Cabot Oil & Gas Corporation	8,400	240,240
EQT Corporation	4,500	256,140
Exxon Mobil Corp.	3,100	259,284
Total S.A. ADR	5,000	276,400
		1,032,064
Financials - 9.70%
Aflac Incorporated	3,000	263,340
American Express Company	2,600	258,206
Bank of America Corp.	10,000	295,200
JPMorgan Chase & Co.	2,600	278,044
Prudential Financial, Inc.	2,500	287,450
The Travelers Companies, Inc.	2,000	271,280
		1,653,520
Health Care - 16.58%
AbbVie Inc.	3,100	299,801
AmerisourceBergen Corporation	2,300	211,186

USCA Shield Fund
Schedule of Investments - (continued)
December 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (continued) - 88.08%ab
Health Care - (continued) - 16.58%
Amgen, Inc.	1,500	$260,850
Bristol-Myers Squibb Company	4,500	275,760
Cardinal Health, Inc.	3,200	196,064
Eli Lilly & Co.	3,000	253,380
Gilead Sciences, Inc.	3,800	272,232
GlaxoSmithKline PLC ADR	7,000	248,290
Medtronic Public Limited Company[c]	3,400	274,550
Merck & Co, Inc.	4,700	264,469
Pfizer Inc.	7,500	271,650
		2,828,232
Industrials - 9.57%
Cummins Inc.	1,500	264,960
Emerson Electric Co.	4,000	278,760
Kansas City Southern	2,500	263,050
Union Pacific Corp.	2,200	295,020
United Parcel Service, Inc.	2,200	262,130
United Technologies Corp.	2,100	267,897
		1,631,817
Materials - 6.11%
Eastman Chemical Company	3,000	277,920
LyondellBasell Industries N.V.[c]	2,400	264,768
Sealed Air Corporation	5,000	246,500
WestRock Co.	4,000	252,840
		1,042,028
Technology - 13.06%
Apple, Inc.	1,500	253,845
Cisco Systems, Inc.	7,500	287,250
Hewlett Packard Enterprise Co.	17,500	251,300
IBM	1,700	260,814
Intel Corporation	6,500	300,040
Microsoft Corporation	3,500	299,390
Oracle Corporation	5,800	274,224
Qualcomm Incorporated	4,700	300,894
		2,227,757
Utilities - 3.12%
NextEra Energy, Inc.	1,800	281,142
The Southern Company	5,200	250,068
		531,210

TOTAL COMMON STOCKS (Cost $13,992,216)		15,021,110

USCA Shield Fund
Schedule of Investments - (continued)
December 31, 2017 (Unaudited)

	Shares	Fair Value
REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.55%ab
Financials - 1.55%
Weyerhaeuser Co.	7,500	$264,450

TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS) (Cost $254,380)		264,450

EXCHANGE TRADED FUNDS - 2.94% ab
Exchange Traded Funds - 2.94%
iShares 20+ Year Treasury Bond ETF	2,000	253,720
SPDR Gold Shares	2,000	247,300
		501,020

TOTAL EXCHANGE TRADED FUNDS (Cost $479,403)		501,020

MONEY MARKET FUND - 10.23%[a]
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 1.17%[d]	1,744,474	1,744,474

TOTAL MONEY MARKET FUNDS (Cost $1,744,474)		1,744,474

Total Investments (Cost $16,470,473) - 102.80%[a]		$17,531,054
Total Value of Options Written (Premiums received $404,175) - (2.68%)[a]		(457,055)
Assets in Excess of Other Liabilities - (0.12)%[a]		(19,920)
TOTAL NET ASSETS - 100.00%		$17,054,079

Footnotes
ADR American Depository Receipt
[a]	Percentages are stated as a percent of net assets.
[b]	All or a portion of the security represents collateral for outstanding call option contracts written. As of
December 31, 2017, the total value of collateral securities for outstanding call option contracts written was $15,786,580.
[c]	Foreign issued security.
[d]	Rate reported is the 7-day current yield as of December 31, 2017.

USCA Shield Fund
Schedule of Options Written
December 31, 2017 (Unaudited)

Call Options Written	Expiration Date	Strike Price	Contracts	Notional Amount	Fair Value
AbbVie, Inc.	January 2018	$95.00	31	(294,500)	$(8,137)
Aflac Incorporated	January 2018	87.50	30	(262,500)	(3,990)
American Express Company	January 2018	97.50	26	(253,500)	(7,709)
AmerisourceBergen Corporation	January 2018	90.00	23	(207,000)	(7,475)
Amgen, Inc.	January 2018	180.00	15	(270,000)	(1,335)
Apple, Inc.	January 2018	175.00	15	(262,500)	(1,200)
AT&T, Inc.	January 2018	34.00	5	(17,000)	(2,475)
AT&T, Inc.	January 2018	39.00	65	(253,500)	(2,827)
Bank of America Corp.	January 2018	29.00	100	(290,000)	(9,450)
Bristol-Myers Squibb Company	January 2018	65.00	45	(292,500)	(1,305)
Cabot Oil & Gas Corporation	January 2018	27.50	84	(231,000)	(11,550)
Cardinal Health, Inc.	January 2018	60.00	32	(192,000)	(7,280)
Cisco Systems, Inc.	January 2018	38.00	75	(285,000)	(3,975)
Cummins, Inc.	January 2018	170.00	15	(255,000)	(11,325)
CVS Health Corporation	January 2018	75.00	39	(292,500)	(2,028)
Dollar General Corporation	January 2018	90.00	10	(90,000)	(3,750)
Dr Pepper Snapple Group, Inc.	February 2018	90.00	26	(234,000)	(20,800)
Eastman Chemical Company	January 2018	92.50	30	(277,500)	(4,725)
Eli Lilly & Co.	January 2018	85.00	30	(255,000)	(2,850)
Emerson Electric Co.	January 2018	65.00	21	(136,500)	(10,185)
Emerson Electric Co.	January 2018	62.50	19	(118,750)	(13,965)
EQT Corporation	January 2018	65.00	17	(110,500)	(127)
EQT Corporation	March 2018	60.00	28	(168,000)	(5,880)
Exxon Mobil Corp.	January 2018	82.50	4	(33,000)	(698)
Exxon Mobil Corp.	February 2018	85.00	27	(229,500)	(2,619)
Genuine Parts Company	January 2018	90.00	20	(180,000)	(11,500)
Gilead Sciences, Inc.	January 2018	75.00	7	(52,500)	(276)
Gilead Sciences, Inc.	February 2018	80.00	31	(248,000)	(1,550)
GlaxoSmithKline PLC	February 2018	37.00	70	(259,000)	(2,275)
The Goodyear Tire & Rubber Company	January 2018	32.00	80	(256,000)	(7,000)
Hasbro, Inc.	January 2018	92.50	27	(249,750)	(3,375)
Hewlett Packard Enterprise Co.	January 2018	15.00	175	(262,500)	(1,225)
Hormel Foods Corp.	March 2018	35.00	61	(213,500)	(13,725)
IBM	February 2018	155.00	17	(263,500)	(5,525)
Intel Corporation	February 2018	47.00	65	(305,500)	(7,930)
iShares 20+ Year Treasury Bond ETF	January 2018	124.00	20	(248,000)	(6,350)
JPMorgan Chase & Co.	January 2018	105.00	26	(273,000)	(7,410)
Kansas City Southern	January 2018	105.00	25	(262,500)	(7,875)
Lowe's Cos, Inc.	January 2018	85.00	30	(255,000)	(24,375)
LyondellBasell Industries N.V.	January 2018	100.00	18	(180,000)	(18,990)
LyondellBasell Industries N.V.	January 2018	100.00	6	(60,000)	(6,330)
Macy's, Inc.	January 2018	24.00	80	(192,000)	(16,080)
Medtronic Public Limited Company	March 2018	82.50	34	(280,500)	(6,205)
Merck & Co, Inc.	February 2018	60.00	47	(282,000)	(1,434)
Microsoft Corporation	January 2018	85.00	35	(297,500)	(5,373)
Newell Brands, Inc.	January 2018	31.00	82	(254,200)	(6,150)
NextEra Energy, Inc.	January 2018	155.00	18	(279,000)	(5,130)
Oracle Corporation	February 2018	49.00	58	(284,200)	(2,030)
Pfizer, Inc.	January 2018	37.00	75	(277,500)	(1,013)
The Procter & Gamble Company	February 2018	92.50	28	(259,000)	(3,640)
Prudential Financial, Inc.	January 2018	115.00	25	(287,500)	(4,725)
Qualcomm Incorporated	January 2018	67.50	47	(317,250)	(1,058)
Sealed Air Corporation	January 2018	47.00	50	(235,000)	(12,625)
The Southern Company	February 2018	49.00	52	(254,800)	(3,198)
SPDR Gold Shares	January 2018	122.00	20	(244,000)	(4,420)

USCA Shield Fund
Schedule of Options Written - (continued)
December 31, 2017 (Unaudited)

Call Options Written	Expiration Date	Strike Price	Contracts	Notional Amount	Fair Value
Target Corp.	January 2018	62.50	41	(256,250)	$(15,068)
Total S.A.	February 2018	57.50	50	(287,500)	(2,125)
The Travelers Companies, Inc.	January 2018	135.00	20	(270,000)	(4,450)
Tyson Foods, Inc.	January 2018	80.00	32	(256,000)	(6,240)
Union Pacific Corp.	January 2018	125.00	22	(275,000)	(21,725)
United Parcel Service, Inc.	February 2018	120.00	22	(264,000)	(6,193)
United Technologies Corp.	January 2018	120.00	21	(252,000)	(16,852)
Verizon Communications, Inc.	January 2018	50.00	55	(275,000)	(16,912)
Walgreens Boots Alliance, Inc.	January 2018	72.50	34	(246,500)	(7,650)
WestRock Co.	January 2018	62.50	40	(250,000)	(6,000)
Weyerhaeuser Co.	January 2018	36.00	75	(270,000)	(1,688)
Whirlpool Corporation	March 2018	175.00	12	(210,000)	(5,700)

Total Value of Call Options Written (Premiums received $404,175)				$(15,736,700)	$(457,055)

Disclosure (using current book numbers):

The cost basis of investments for federal income tax purposes at December 31, 2017 was as follows(1):

	Investments	Written Options	Total Portfolio
Tax Cost(2)	$16,470,473	$(404,175)	$16,066,298

Gross unrealized appreciation	1,407,742	80,286	1,488,028
Gross unrealized depreciation	(347,161)	(133,166)	(480,327)
Net unrealized appreciation (depreciation)	1,060,581	(52,880)	1,007,701

(1)Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

(2)Tax cost represents tax cost on investments, net of proceeds on premiums on written options.

Investment Valuation
All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market®, and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices.  Money market funds are valued at net asset value (“NAV”). Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.  Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.  The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem, or exchange shares.

When market quotations are insufficient or not readily available, the Fund may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or their designees, pursuant to procedures approved by the Board of Trustees.  Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

Fair Value of Financial Instruments
As a general principle, the fair value of a security is the amount that the Fund might reasonably expect to realize upon its current sale. The Trust has adopted FASB ASC Topic 820, “Fair Value Measurements and Disclosures” ("ASC 820").  In accordance with ASC 820, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  ASC 820 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (e.g., the risk inherent in a particular valuation technique used to measure fair value, including a pricing model, and/or the risk inherent in the inputs to the valuation technique).  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available under the circumstances.

Various inputs are used in determining the value of the Fund’s investments relating to ASC 820.  These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value team takes into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of a portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by independent third parties and (vii) the liquidity or illiquidity of the market for the security.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017:

Fair Value Measurements at Reporting Date Using
Description	Quoted Prices in Active markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets
Common Stocks (a)	$15,021,110	$-	$-	$15,021,110
Real Estate Investment Trusts (REITs)	264,450	-	-	264,450
Exchange Traded Funds	501,020	-	-	501,020
Money Market Fund	1,744,474	-	-	1,744,474
Total Assets	$17,531,054	$-	$-	$17,531,054
Liabilities
Written Options	$457,055	$-	$-	$457,055
Total Liabilities	$457,055	$-	$-	$457,055

(a)	All other industry classifications are identified in the Schedules of Investments and Written Options.

The Fund discloses transfers between levels based on valuations at the end of the reporting period. During the period ended December 31, 2017, there were no transfers between Level 1, Level 2 or Level 3.

Derivative Financial Instruments
The following is a description of the derivative instruments that the Fund utilizes as part of its investment strategy, including the primary underlying risk exposures related to the instrument.

As part of its strategy, the Fund sells (“writes”) call options on securities held in its portfolio (i.e., covered call options).  The strategy is designed to shield the Fund from some of the risk associated with these securities and to generate additional returns to the extent of call option premiums received.  Written covered call options limit the upside potential of a security above the strike price.

Written Options – Premiums received by the Fund for written options are included in the Statement of Assets and Liabilities.  The amount of the liability is adjusted daily to reflect the fair value of the written options and any change in fair value is recorded as unrealized appreciation (depreciation).  Premiums received from written options that expire are treated as realized gains.  The Fund records a realized gain (loss) on written options based on whether the cost of the closing transaction exceeds the premium received.  If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss.

As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option.  Option premiums are treated as short-term capital gains and when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account. The use of call options to shield the Fund may result in higher transaction costs. This shielding may not be successful and investors could still lose money through investing in the Fund.

The Fund has adopted the disclosure provision of FASB ASC Topic 815, “Derivatives and Hedging” (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position.  Tabular disclosure regarding derivate fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required, and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815.

The following table presents the type and fair value of derivatives by location as presented on the Statement of Assets and Liabilities at December 31, 2017:

Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value
Written equity options	Options written, at fair value	$ 457,055

The following table presents the effect of derivatives on the Statement of Operations for the period ended December 31, 2017:

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain (Loss) on Derivatives	Net Realized Gain on Written Option Contracts	Net Unrealized Depreciation of Written Option Contracts
Written equity options	Options	$ 259,314	$ (52,880)

The average notional amount of all written call options for the period ended December 31, 2017 was $15,395,325.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  USCA Fund Trust

By (Signature and Title)   /s/ Phil Pilibosian
 Phil Pilibosian, President

Date  February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Phil Pilibosian
Phil Pilibosian, President

Date February 22, 2018

By (Signature and Title)  /s/ Chris Arnold
Chris Arnold, Treasurer

Date  February 22, 2018